Stock-based Compensation (Details 3) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2015 USD ($) $ / shares shares
Stock option activity
Outstanding at beginning of year (in shares) | shares	281,029
Granted (in shares) | shares	1,197,452
Exercised (in shares) | shares	(121,729)
Cancelled (in shares) | shares	(506)
Outstanding at end of period (in shares) | shares	1,356,246
Exercisable at end of period (in shares) | shares	208,438
Vested and expected to vest at end of period (in shares) | shares	1,341,543
Weighted average exercise price per share
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 0.69
Granted (in dollars per share) | $ / shares	10.47
Exercised (in dollars per share) | $ / shares	3.89
Cancelled (in dollars per share) | $ / shares	2.06
Outstanding at end of period (in dollars per share) | $ / shares	9.04
Exercisable at end of period (in dollars per share) | $ / shares	2.65
Vested and expected to vest at end of period (in dollars per share) | $ / shares	$ 9.13
Stock option activity, additional information
Outstanding at end of period, Weighted-average remaining contractual term	9 years 2 months 12 days
Exercisable at end of period, Weighted-average remaining contractual term	7 years 10 months 24 days
Vested and expected to vest at end of period, weighted-average remaining contractual term	9 years 2 months 12 days
Outstanding at end of period, Aggregate Intrinsic Value | $	$ 17,722
Exercisable at end of period, Aggregate Intrinsic Value | $	4,056
Vested and expected to vest at end of period, Aggregate Intrinsic Value | $	$ 18,595